Taxation - Schedule of Provisions for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions for Income Taxes [Abstract]
Current income tax expenses	$ 12,599	$ 3,672	$ 11,825
Deferred income tax benefits	(7,366)	(6,115)	(6,140)
Total	$ 5,233	$ (2,443)	$ 5,685